UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07959
                                                     ---------

                             ADVISORS SERIES TRUST
                             ---------------------
               (Exact name of registrant as specified in charter)

                             615 EAST MICHIGAN ST.
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ERIC M. BANHAZL
                             ADVISORS SERIES TRUST
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5340
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2004
                        ------------------

Date of reporting period:  JUNE 30, 2004
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                              THE AVATAR ADVANTAGE
                             EQUITY ALLOCATION FUND

                               Semi-Annual Report

                            For the Six Months Ended
                                 June 30, 2004

TABLE OF CONTENTS

THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND
   Management's Discussion and Analysis Letter                               3
   Schedule of Investments                                                   6
   Statement of Assets and Liabilities                                       9
   Statement of Operations                                                  10
   Statements of Changes in Net Assets                                      11
   Financial Highlights                                                     12
   Notes to Financial Statements                                            13

August 9, 2004

Dear Shareholder,

I would like to take this opportunity to report on the progress of the Avatar Advantage Equity Allocation Fund for the period for the second quarter of 2004.

PERFORMANCE:
                            3 MONTHS ENDED   6 MONTHS ENDED    1 MONTH ENDED
                               6/30/04           6/30/04          7/31/04
                            --------------   --------------    -------------
FUNDS:                          0.73%             1.59%           (2.65%)
Equity Fund (at POP)

INDEXES:
S&P 500                         1.72%             3.44%           (3.31%)
NASDAQ                          2.69%             2.22%           (7.83%)

Average annual total return at public offering price ("POP") calculations reflect average performance over the time period indicated including the fund's maximum sales charge of 4.50% and assume reinvestment of all dividends and capital gains at net asset value.

2004 - SECOND QUARTER IN REVIEW:
--------------------------------

The second quarter showed modest gains for the equity market. Better economic data drove earnings for stocks at a good year-over-year basis; however, this may prove to be the best percentage gain we will see for this cycle. While this is not necessarily bad news for stocks, the best news could be behind us for a while. With P/E's near a 25-year average for stocks, we will need good reasons to move much higher.

If there have been doubts about how seriously to take the Federal Reserve's comments about interest rate tightening, Fed Chairman Greenspan has cleared up a lot of ambiguity by suggesting that bond traders are likely to be on the defensive in this process. The remaining questions surrounding a tighter monetary policy revolve largely around the speed with which interest rates will rise. With the economy showing signs of slowing down (but not going down), the outlook for rates is, as we have said, now totally dependent on actual inflation data. We have known very few economists who do well predicting inflation at turning points. Mostly, they just extrapolate the past. This lack of visibility is the source of risk for both stocks and bonds.

Our Economic Liquidity model, after a brief respite, is on the downside once more. With actual rates rising and some renewed weakness in the dollar, a slowing economy has not helped much. In fact, monetary liquidity has slowed down even more than the economy and this has created a drag on the financial system. Our experience has been that when liquidity is under pressure, random negative shocks create an exaggerated impact. Our Investor Liquidity model is in the middle of its range and, as such, may not have decisive predictive value. However, given the model has showed extreme optimism (which, from our contrary point of view, is negative) early in the year, and there has not yet been extreme pessimism (which likewise would signal better returns), the chances are somewhat tilted toward eventually getting that pessimism. That normally happens by having stock prices fall. Our Momentum model also has backed off from good readings earlier in the year. The market continues to wrestle with important, basic questions, such as, "should it be growth or value, big cap or small cap, and high quality or low qualityo" This tug of war leaves the market rotating considerably at times. Our Bond model has shown a little improvement as it reflects the modest economic slowing. As mentioned earlier, negative inflation surprises have not been discounted.

The major equity indices turned in a disappointing month, heading down in the first few days and never looking back. Good earnings reports only fueled the theory that the best market momentum is now behind us. Economic news has started to come in on the mixed side, with inflation fears creeping into the picture once again, even while growth seems to be tapering off. Worst hit in the quarter, as is not uncommon in a sell off, were the technology stocks. Intel's less-than-stellar outlook during their quarterly conference call, despite actual earnings that demonstrated a 77% growth in earnings per share, kicked off another downward move for the group. We trimmed our holdings in this group during the quarter. Almost as bad was the healthcare group, particularly the service providers and device manufacturers. Biotechnology turned in a flat quarter, with some strength in the latter portion of the month. The best performing sectors were telecom services and energy. We continue to be over-weight energy, as supply uncertainties in Russia and the Middle East continue to make headlines, driving oil prices to new highs. The financial sector performed relatively well in comparison, as investors factored in a bit of an economic slowdown in their rate forecasts. Some of the best performance in this group came from the regional banks. All in all, it was a tough month for equities as uncertainty in many forms took hold. As usual, portfolios remain well diversified and continue to have a high quality orientation.

2004 - OUTLOOK:
---------------

Now that the Federal Reserve Board has started a new round of tightening with regard to monetary policy, both stock and bond markets are trying to gauge the impact of higher interest rates. The Fed is promising to be "measured" as they raise rates, and if this actually happens, markets will have enough time to adjust. However, most tightening episodes have carried frequent negative surprises. Negative surprises can come from any number of places. Clearly, the presidential election has market consequences, as would a terrorist attack on home soil.

Although the rate of profit growth has probably peaked for this cycle, the absolute level of growth is still high, and as such, is comforting to most investors. Again, if the rise in rates is orderly, then equity investors generally expect that valuations will hold up and permit decent gains for stock prices; we do not take too much of an issue with this point of view. Perhaps the probable course of events for the remainder of the year will be modest gains.

Sincerely,

/s/Larry Seibert

Larry Seibert, CFA
Vice Chairman
OAM AVATAR, LLC
An affiliate of Overture Asset Managers, LLC

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any securities. Please see the Schedule of Investments within this report for complete holdings information.

The Price to Earnings (P/E) Ratio reflects the multiple of earnings at which a stock sells.

Must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, distributor.

SCHEDULE OF INVESTMENTS at June 30, 2004 (Unaudited)

SHARES                                                             MARKET VALUE
------                                                             ------------
COMMON STOCKS: 89.39%

AEROSPACE/DEFENSE:  1.05%
      400    United
               Technologies Corp.                                   $   36,592
                                                                    ----------

BANKS:  6.49%
      900    Bank of America Corp.                                      76,159
      185    Commerce
               Bancorp Inc. NJ                                          10,177
      400    Countrywide
               Financial Corp.                                          28,100
    1,010    Wachovia Corp                                              44,945
    1,185    Wells Fargo & Co.                                          67,818
                                                                    ----------
                                                                       227,199
                                                                    ----------

CHEMICALS:  0.67%
      530    Du Pont De
               Nemours & Co.                                            23,543
                                                                    ----------

CHEMICALS - SPECIALTY:  0.71%
      400    PPG Industries, Inc.                                       24,996
                                                                    ----------

COMPUTER SOFTWARE:  4.73%
      700    Adobe Systems Inc                                          32,550
    4,030    Microsoft Corp.                                           115,097
    1,500    Oracle Corp.*<F1>                                          17,895
                                                                    ----------
                                                                       165,542
                                                                    ----------

CONSUMER CYCLICAL:  3.00%
      530    Best Buy Co. Inc.                                          26,892
      765    Lowe's Companies, Inc.                                     40,201
      500    Nike Class B                                               37,875
                                                                    ----------
                                                                       104,968
                                                                    ----------

CONSUMER STAPLES:  7.29%
    1,430    Coca-Cola Co.                                              72,186
      960    Kellogg Co.                                                40,176
    1,010    Pepsico Inc.                                               54,419
    1,620    The Procter
               & Gamble Co.                                             88,193
                                                                    ----------
                                                                       254,974
                                                                    ----------

DIVERSIFIED FINANCIAL SERVICES:  2.37%
    1,785    Citigroup, Inc.                                            83,002
                                                                    ----------

DIVERSIFIED MANUFACTURING:  6.61%
      410    Eaton Corp.                                                26,543
    3,590    General Electric Co.                                      116,316
      255    Illinois Tool Works Inc.                                   24,452
      490    Ingersoll-Rand
               Co. - Class A #<F2>                                      33,472
      340    3M Co.                                                     30,603
                                                                    ----------
                                                                       231,386
                                                                    ----------

DRUGS & PHARMACEUTICALS:  7.67%
    1,060    Abbott Labs                                                43,206
      126    Hospira Inc.*<F1>                                           3,478
    1,095    Johnson & Johnson                                          60,991
      665    Merck & Co. Inc.                                           31,587
    2,485    Pfizer, Inc.                                               85,186
    1,215    Wyeth                                                      43,934
                                                                    ----------
                                                                       268,382
                                                                    ----------

DRUGS STORE: 1.44%
    1,195    CVS Corporation                                            50,214
                                                                    ----------

ELECTRIC - INTEGRATED:  0.50%
      275    Dominion
               Resources, Inc.                                          17,347
                                                                    ----------

ELECTRIC POWER:  0.53%
      490    Cinergy Corp.                                              18,620
                                                                    ----------

ELECTRONIC COMPONENTS -
  SEMICONDUCTORS:  3.69%
    2,670    Intel Corp.                                                73,692
      550    KLA - Tencor
               Corporation*<F1>                                         27,159
    1,290    National
               Semiconductor Corp.*<F1>                                 28,367
                                                                    ----------
                                                                       129,218
                                                                    ----------

ELECTRONIC COMPONENTS -
  MILITARY:  0.72%
      375    L-3 Communications
               Holdings                                                 25,050
                                                                    ----------

FINANCE - CREDIT CARD:  1.40%
      340    Capital One
               Financial Corp                                           23,249
      995    MBNA Corp.                                                 25,661
                                                                    ----------
                                                                        48,910
                                                                    ----------

FINANCE - INVESTMENTS
  BANKERS/BROKERS:  3.65%
    1,100    E*Trade Financial
               Corporation*<F1>                                         12,265
      340    Federated Investors Inc.                                   10,316
      300    Franklin Resources Inc.                                    15,024
      290    Goldman Sachs
               Group, Inc.                                              27,306
      495    Merrill Lynch & Co. Inc.                                   26,720
      700    National City
               Corporation                                              24,507
      300    North Fork Bancorp                                         11,415
                                                                    ----------
                                                                       127,553
                                                                    ----------

FOOD - RETAIL:  1.14%
    1,535    McDonald's Corp.                                           39,910
                                                                    ----------

HEALTHCARE:  1.10%
      430    Anthem, Inc.*<F1>                                          38,511
                                                                    ----------

INDUSTRIAL GAS:  0.57%
      500    Praxair Inc.                                               19,955
                                                                    ----------

INSURANCE - BROKERS:  0.65%
      330    Hartford
               Financial Services                                       22,684
                                                                    ----------

INSURANCE - MULTILINE:  4.46%
      655    Ace Ltd. #<F2>                                             27,693
    1,290    American International
               Group, Inc.                                              91,951
      500    Metlife Inc.                                               17,925
      400    Prudential Financial Inc.                                  18,588
                                                                    ----------
                                                                       156,157
                                                                    ----------

MACHINERY FARMING:  0.38%
      190    Deere & Co.                                                13,327
                                                                    ----------

MEDIA:  1.16%
      628    Comcast Corp - Class A*<F1>                                17,603
      505    Tribune Co.                                                22,998
                                                                    ----------
                                                                        40,601
                                                                    ----------

MEDICAL - HMO:  0.61%
      340    UnitedHealth Group, Inc.                                   21,165
                                                                    ----------

MEDICAL INSTRUMENTS:  3.00%
      400    Boston Scientific Corp.*<F1>                               17,120
      900    Medtronic Inc                                              43,848
      900    Perkinelmer Inc.                                           18,036
      470    Stryker Corp.                                              25,850
                                                                    ----------
                                                                       104,854
                                                                    ----------

MOVIES & ENTERTAINMENT:  2.09%
    1,595    The Walt Disney Co.                                        40,656
      910    Viacom, Inc. - Class B                                     32,505
                                                                    ----------
                                                                        73,161
                                                                    ----------

OIL & GAS - MACHINERY &
  EQUIPMENT:  0.57%
      525    Baker Hughes Inc.                                          19,766
                                                                    ----------

PETROLEUM PRODUCTS:  5.57%
      660    Apache Corporation                                         28,743
      510    ChevronTexaco Corp.                                        47,996
    2,660    Exxon Mobil Corp.                                         118,131
                                                                    ----------
                                                                       194,870
                                                                    ----------

RETAIL:  3.27%
      800    Gap                                                        19,400
      755    Target Corp.                                               32,065
    1,195    Wal-Mart Stores, Inc.                                      63,048
                                                                    ----------
                                                                       114,513
                                                                    ----------

RETAIL - OFFICE SUPPLIES:  1.13%
    1,345    Staples, Inc.                                              39,422
                                                                    ----------

WIRELESS COMMUNICATIONS:  0.94%
      450    QUALCOMM, Inc.                                             32,841
                                                                    ----------

TECHNOLOGY: 5.17%
    2,335    Cisco Systems, Inc.*<F1>                                   55,339
    1,130    Dell Computer Corp.*<F1>                                   40,477
    1,600    EMC Corp /
               Massachusetts*<F1>                                       18,240
      410    International Business
               Machines Corp.                                           36,141
    1,270    Texas Instruments, Inc.                                    30,709
                                                                    ----------
                                                                       180,906
                                                                    ----------

TECHNOLOGY - COMMERCIAL
  SERVICES:  0.93%
      715    Choice Point, Inc.*<F1>                                    32,647
                                                                    ----------

TECHNOLOGY - DATA PROCESSING:  0.72%
      565    First Data                                                 25,154
                                                                    ----------

TELEPHONE:  1.98%
      990    SBC
               Communications, Inc.                                     24,008
    1,225    Verizon
               Communications                                           45,418
                                                                    ----------
                                                                        69,426
                                                                    ----------

TRUCKING:  0.45%
      210    United Parcel
               Service - Cl B                                           15,786
                                                                    ----------

UTILITIES:  0.98%
    1,030    Exelon Corporation                                         34,289
                                                                    ----------

TOTAL COMMON STOCKS
  (Cost $3,093,054)                                                  3,127,441
                                                                    ----------

PRINCIPAL
AMOUNT
---------
U.S. GOVERNMENT AND GOVERNMENT
  AGENCY OBLIGATIONS:  5.71%
 $200,000    U.S. Treasury Bill,
               0.96%, 07/22/04                                         199,892
                                                                    ----------
TOTAL U.S. GOVERNMENT
  AND GOVERNMENT
  AGENCY OBLIGATIONS
  (Cost $ 199,892)                                                     199,892
                                                                    ----------

PRINCIPAL
AMOUNT/SHARES
-------------
SHORT-TERM INVESTMENTS:  15.42%
  539,361    Federated Cash Trust
               Treasury Money
               Market Fund                                             539,361
                                                                    ----------
TOTAL SHORT-TERM
  INVESTMENTS
  (Cost $539,361)                                                      539,361
                                                                    ----------
Total Investments in Securities
  (Cost $3,832,307):  110.52%                                        3,866,694

Liabilities in Excess of
  Other Assets:  (10.52%)                                             (368,196)
                                                                    ----------
Net Assets:  100.00%                                                $3,498,498
                                                                    ----------
                                                                    ----------

*<F1>  Non-income producing security.
#<F2>  U.S. security of foreign issuer.

                See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2004 (Unaudited)

ASSETS
   Investments in securities, at value (cost $3,832,307)            $3,866,694
      Cash                                                           7,048,898
   Receivables:
      Dividends and interest receivable                                  6,179
      Prepaid expenses                                                   3,505
      Due from Advisor                                                     263
                                                                    ----------
         Total assets                                               10,925,539
                                                                    ----------

LIABILITIES
   Payables:
      Due to Transfer Agent                                              4,820
      Due to Custody                                                     3,313
      Due to Fund Accounting                                             3,110
      Due to Administrator                                               2,466
      Distribution fees                                                  2,241
      Securities Purchased                                           7,396,922
   Accrued expenses                                                     14,169
                                                                    ----------
         Total liabilities                                           7,427,041
                                                                    ----------
NET ASSETS                                                          $3,498,498
                                                                    ----------
                                                                    ----------

   NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
     [$3,498,498 / 421,145 shares outstanding; unlimited
     number of shares (par value $.01) authorized]                       $8.31
                                                                         -----
                                                                         -----

   OFFERING PRICE PER SHARE ($8.31 /.9550)                               $8.70
                                                                         -----
                                                                         -----

COMPONENTS OF NET ASSETS
   Paid-in capital                                                  $4,536,477
   Undistributed net investment loss                                    (1,859)
   Accumulated net realized loss on investments                     (1,070,507)
   Net unrealized appreciation on investments                           34,387
                                                                    ----------
         Net assets                                                 $3,498,498
                                                                    ----------
                                                                    ----------

                See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
   Income
      Dividends                                                       $ 64,734
      Interest                                                           7,910
                                                                      --------
         Total income                                                   72,644
                                                                      --------
   Expenses
      Advisory fees (Note 3)                                            44,706
      Administration fees (Note 3)                                      14,959
      Professional fees                                                 12,418
      Fund accounting fees                                              10,357
      Distribution fees (Note 4)                                        13,149
      Transfer agent fees                                                9,505
      Custody fees                                                       8,485
      Reports to shareholders                                            2,585
      Trustee fees                                                       4,085
      Registration expense                                                 965
      Miscellaneous                                                      1,757
      Insurance expense                                                    709
                                                                      --------
         Total expenses                                                123,680
         Less: advisory fee waiver (Note 3)                            (44,786)
                                                                      --------
         Net expenses                                                   78,894
                                                                      --------
            NET INVESTMENT INCOME                                       (6,250)
                                                                      --------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized gain on investments                                    830,018
   Net change in unrealized depreciation on investments               (695,609)
                                                                      --------
         Net realized and unrealized gain on investments               134,409
                                                                      --------
            NET INCREASE IN NET ASSETS
              RESULTING FROM OPERATIONS                               $128,159
                                                                      --------
                                                                      --------

                See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                         Six Months Ended
                                                          June 30, 2004         Year Ended
                                                           (Unaudited)      December 31, 2003
                                                         ----------------   -----------------
NET INCREASE / (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment (loss) / gain                            $    (6,250)         $    4,391
   Net realized gain on investments                            830,018              80,504
   Net realized (loss) on financial futures                         --             (17,944)
   Net change in unrealized
     depreciation / appreciation on
     investments and financial futures                        (695,609)          1,125,297
                                                           -----------          ----------
      NET DECREASE/INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS                              128,159           1,192,248
                                                           -----------          ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                            --                  --
                                                           -----------          ----------
      TOTAL DIVIDENDS AND
        DISTRIBUTIONS TO SHAREHOLDERS                               --                  --
                                                           -----------          ----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net decrease in net assets derived from
     net change in outstanding shares (a)<F3>               (4,375,897)           (668,206)
                                                           -----------          ----------
      TOTAL INCREASE IN NET ASSETS                          (4,247,738)            524,042
                                                           -----------          ----------

NET ASSETS
   Beginning of period                                       7,746,236           7,222,194
                                                           -----------          ----------
   END OF PERIOD                                           $ 3,498,498          $7,746,236
                                                           -----------          ----------
                                                           -----------          ----------

(a)<F3>  A summary of share transactions is as follows:

                             Six Months Ended
                               June 30, 2004                Year Ended
                                (Unaudited)              December 31, 2003
                           ---------------------       ---------------------
                           Shares         Value        Shares          Value
                           ------         -----        ------          -----
Shares sold               442,963      $ 3,664,782     118,861     $   879,458
Shares issued in
  reinvestment
  of distributions             --               --          --              --
Shares redeemed          (969,415)      (8,040,679)   (209,511)     (1,547,664)
                         --------      -----------    --------     -----------
Net decrease             (526,452)     $(4,375,897)    (90,650)    $  (668,206)
                         --------      -----------    --------     -----------
                         --------      -----------    --------     -----------

                See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          Six Months Ended                         Year Ended December 31,
                                           June 30, 2004       ----------------------------------------------------------------
                                            (Unaudited)        2003           2002           2001           2000           1999
                                          ----------------     ----           ----           ----           ----           ----
Net asset value,
  beginning of period                           $8.17          $6.96          $8.53         $10.90         $12.31         $11.84
                                                -----          -----          -----         ------         ------         ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income / (loss)                               (0.01)            --          (0.01)          0.01           0.01           0.01
Net realized and
  unrealized gain / (loss)
  on investments                                 0.15           1.21          (1.55)         (2.29)         (0.74)          1.98
                                                -----          -----          -----         ------         ------         ------
Total from
  investment operations                          0.14           1.21          (1.56)         (2.28)         (0.73)          1.99
                                                -----          -----          -----         ------         ------         ------

LESS DISTRIBUTIONS:
From net
  investment income                                --             --          (0.01)         (0.01)            --             --
From net capital gains                             --             --             --          (0.08)         (0.68)         (1.52)
                                                -----          -----          -----         ------         ------         ------
Total distributions                                --             --          (0.01)         (0.09)         (0.68)         (1.52)
                                                -----          -----          -----         ------         ------         ------

Net asset value,
  end of period                                 $8.31          $8.17          $6.96         $ 8.53         $10.90         $12.31
                                                -----          -----          -----         ------         ------         ------
                                                -----          -----          -----         ------         ------         ------

Total return                                     1.71%         17.38%        (18.29%)       (20.95%)        (5.99%)        17.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (millions)                       $3.5           $7.7           $7.2           $9.0          $12.5          $14.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense
  reimbursement                                  2.35%          2.77%          2.49%          2.31%          2.02%          1.99%
After expense
  reimbursement                                  1.50%          1.50%          1.50%          1.50%          1.50%          1.50%

RATIO OF NET INVESTMENT (LOSS) / INCOME TO AVERAGE NET ASSETS:
After expense
  reimbursement                                (12.00%)         0.04%         (0.12%)         0.10%          0.05%          0.08%

Portfolio turnover rate                         77.90%         78.21%         78.91%         79.48%         67.97%        101.86%

                See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS at June 30, 2004 (Unaudited)

NOTE 1 - ORGANIZATION

     The Avatar Advantage Equity Allocation Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's primary investment objective is to seek long-term capital appreciation by investing in equity stocks. The Fund began operations on December 3, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin, "are made or received by a Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on the financial futures contracts.

          The portfolio invests in financial futures contracts in order to hedge existing portfolio securities, or securities the portfolio intends to purchase against fluctuations in value. Under a variety of circumstances, the portfolio may not achieve the anticipated benefits of the financials futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

     C. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

     D. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

     E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH
         AFFILIATES

     For the six months ended June 30, 2004, OAM Avatar LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. For the six months ended June 30, 2004, the Fund incurred $44,706 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.50% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended June 30, 2004, the Advisor reduced its fees and absorbed Fund expenses in the amount of $44,786; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $300,017 at June 30, 2004. Cumulative expenses subject to recapture expire as follows:

                  Year                      Amount
                  ----                      ------
                  2004                    $ 70,174
                  2005                      81,041
                  2006                      80,897
                  2007                      93,293
                  2008                      44,786
                                          --------
                                          $370,191
                                          --------
                                          --------

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Fund asset level                         Fee rate
     ----------------                         --------
     Less than $15 million                    $30,000
     $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
     More than $150 million                   0.05% of average daily net assets

     U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the Fund Accountant and Transfer Agent to the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund's custodian.

     Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator. For the six months ended June 30, 2004, the Distributor did not receive any sales commission from the Funds.

     Certain officers of the Fund are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION

     The Avatar Advantage Equity Allocation Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the six months ended June 30, 2004, The Avatar Advantage Equity Allocation Fund paid the Distribution Coordinator in the amount of $13,149.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,879,819 and $9,100,883 respectively.

NOTE 6 - INCOME TAXES

     Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

     The tax character of distributions paid during years ended December 31, 2003 and 2002 were as follows:

                                      2003                2002
                                      ----                ----
     Ordinary income                   --               $10,041

     As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

          Cost of investments                              $ 7,019,989
                                                           -----------

          Gross tax unrealized appreciation                    807,464
          Gross tax unrealized depreciation                    (78,151)
                                                           -----------
          Net tax unrealized appreciation$                 $   729,313
                                                           -----------

          Undistributed ordinary income                    $     3,206
          Undistributed long-term capital gain                      --
                                                           -----------
          Total distributable earnings                     $     3,206
                                                           -----------

          Other accumulated gains/losses                   $(1,895,335)
                                                           -----------
          Total accumulated earnings/(losses)              $(1,162,816)
                                                           -----------
                                                           -----------

     The Fund had a capital loss carryforward of ($1,895,335) which expires as follows:

                  Year                    Amount
                  ----                    ------
                  2011                 $  (128,035)
                  2010                    (611,184)
                  2009                  (1,156,116)
                                       -----------
                                       $(1,895,335)
                                       -----------
                                       -----------

                      NOTICE TO SHAREHOLDERS JUNE 30, 2004

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

     A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 866-205-0294; (2) at avatar-associates.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

                                    ADVISOR
                                 OAM Avatar LLC
                         350 Madison Avenue, 11th Floor
                            New York, New York 10017
                           www.avatar-associates.com

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                        San Francisco, California 94105

                         INDEPENDENT PUBLIC ACCOUNTANTS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's independent directors/trustees serve as its nominating committee, however they do not make use of a nominating committee charter. THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Advisors Series Trust
                   ---------------------

     By (Signature and Title) /s/ Eric M. Banhazl
                              --------------------------
                              Eric M. Banhazl, President

     Date   8/30/04
          -----------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F4>  /s/ Eric M. Banhazl
                                    --------------------------
                                    Eric M. Banhazl, President

     Date   8/30/04
          -----------

     By (Signature and Title)*<F4> /s/ Douglas G. Hess
                                   --------------------------
                                   Douglas G. Hess, Treasurer

     Date   8/31/04
          -----------

*<F4> Print the name and title of each signing officer under his or her signature.